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AXA Equitable Life Insurance Company
MONY Life Insurance Company of America

SUPPLEMENT DATED FEBRUARY 17, 2014 TO THE CURRENT PROSPECTUS FOR

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INCENTIVE LIFE OPTIMIZER II
INCENTIVE LIFE LEGACY(R) II
FOR USE IN CONNECTICUT ONLY
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This Supplement updates certain information in the most recent prospectus and statement of additional information you received and in any supplements to that prospectus and statement of additional information (collectively, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged and the Prospectus is hereby incorporated by reference. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The purpose of this Supplement is to describe the Long-Term Care Services Rider that is available in Connecticut on or about February 17, 2014.

The Long-Term Care Services Rider is described in your current prospectus under "More information about policy features and benefits." "Appendix II: Policy Variations" describes policy variations that differ from what is described in the prospectus but may have been in effect at the time your policy was issued. "Appendix [III]: State contract availability and/or variations of certain features and benefits" describes certain variations from the standard Long-Term Care Services Rider that are specific to the form of the rider sold in Connecticut.

I. UPDATE TO APPENDIX II: POLICY VARIATIONS

This Supplement updates "Appendix II: Policy Variations" by adding the following new entry to the list of policy variations:

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 APPROXIMATE TIME PERIOD  FEATURE                   VARIATION
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July 22, 2013-February    Long Term Care            This form of the rider
16, 2014                  Services/SM/ Rider        is no longer available
                          (Rider Form No.           for purchase.
                          R06-90CT) (Connecticut
                          only)

II.UPDATE TO APPENDIX III: STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
   CERTAIN FEATURES AND BENEFITS

This Supplement deletes in its entirety the prior version of the Connecticut section of "Appendix III: State contract availability and/or variations of certain features and benefits" and replaces it with the following:

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CONNECTICUT  Long Term Care Services/SM/ Rider In Connecticut, we refer to this rider as the "LONG-TERM CARE
                                               BENEFITS RIDER" (Rider Form No.
                                               R12-10CT(rev. 9/13)).

             See "Long Term Care Services/SM/  THE FOLLOWING INFORMATION
             Rider" under "Other benefits you  REPLACES FIRST THREE PARAGRAPHS
             can add by rider" in "More        IN THIS SECTION:
             information about policy
             features and benefits"            The rider provides for the
                                               acceleration of all or part of
                                               the policy death benefit as a
                                               payment of a portion of the
                                               policy's death benefit each
                                               month as a result of the insured
                                               person being a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and who will
                                               require continuous care for the
                                               remainder of his or her life.
                                               Benefits accelerated under this
                                               rider will be treated as a lien
                                               against the policy death benefit
                                               unless benefits are being paid
                                               under the optional Nonforfeiture
                                               Benefit. While this rider is in
                                               force and before any
                                               continuation of coverage under
                                               the optional Nonforfeiture
                                               Benefit, if elected, policy face
                                               amount increases and death
                                               benefit option changes from
                                               Option A to Option B are not
                                               permitted.
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                   EVM 01  (2/14)                                 151186 (2/14)
                   MLOA IL Legacy II and AXA IL
                   Optimizer II - CT
                   only   NB/IF (AR)                                    #658820

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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CONNECTICUT                                    An individual qualifies as
(CONTINUED)                                    "chronically ill" if they have
                                               been certified by a licensed
                                               health care practitioner as
                                               being expected to require
                                               lifetime confinement in a
                                               long-term care facility or in
                                               the home due to injury or
                                               sickness; or requiring
                                               substantial supervision to
                                               protect such individual from
                                               threats to health and safety due
                                               to cognitive impairment.

                                               Benefits are payable once we
                                               receive: 1) a written
                                               certification from a U.S.
                                               licensed health care
                                               practitioner that the insured
                                               person is a chronically ill
                                               individual who is receiving
                                               qualified long-term care
                                               services in accordance with a
                                               plan of care and will require
                                               continuous care for the rest of
                                               his or her life; 2) proof that
                                               the "elimination period," as
                                               discussed below, has been
                                               satisfied; and 3) written notice
                                               of claim and proof of loss in a
                                               form satisfactory to us. In
                                               order to continue monthly
                                               benefit payments, we require
                                               recertification by a U.S.
                                               licensed health care
                                               practitioner every twelve months
                                               from the date of the initial or
                                               subsequent certification that
                                               the insured person is still a
                                               chronically ill individual
                                               receiving qualified long-term
                                               care services in accordance with
                                               a plan of care and will require
                                               continuous care for the
                                               remainder of his or her life.
                                               Otherwise, unless earlier
                                               terminated due to a change in
                                               status of the insured or payout
                                               of the maximum total benefit
                                               amount, benefit payments will
                                               terminate at the end of the
                                               twelve month period. This rider
                                               may not cover all of the costs
                                               associated with long-term care
                                               services during the insured
                                               person's period of coverage.

                                               NONFORFEITURE BENEFIT

                                               THE FIFTH PARAGRAPH OF THE
                                               "NONFORFEITURE BENEFIT"
                                               SUBSECTION IS REPLACED IN ITS
                                               ENTIRETY WITH THE FOLLOWING:

                                               If benefits are being continued
                                               under the "Extension of
                                               Benefits" provision of the rider
                                               and the maximum total benefit
                                               has not been paid out, coverage
                                               under the Non-forfeiture Benefit
                                               begins on the date the insured
                                               is dis-charged from a long-term
                                               care facility or from home
                                               health care.

                                               For a more complete description
                                               of the terms used in this
                                               section and conditions of this
                                               rider, please consult your rider
                                               policy form.

                                               Also see "Long-Term Care
                                               Services/SM/ Rider" policy
                                               variations that may apply in
                                               Appendix II.
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  Copyright 2014 AXA Equitable Life Insurance Company and MONY Life Insurance
                              Company of America.
               All rights reserved. Incentive Life Legacy(R) is
       a registered trademarks of AXA Equitable Life Insurance Company.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          1290 AVENUE OF THE AMERICAS
                              NEW YORK, NY 10104
                                 212-554-1234

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